Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
6. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at the dates indicated:

	September 30, 2023	December 31, 2022
Prepaid expenses and other current assets:
Prepaid data license and subscription costs	6,250	3,124
Prepaid consulting costs	16,539	40,000
Prepaid advertising and marketing costs	—	32,178
Prepaid merchant fees	26,600	26,401
Prepaid insurance costs	25,173	15,430
Prepaid software costs	24,620	10,255
Other current assets	44,129	136,382

Total prepaid expenses and other current assets	$143,311	$263,770

9. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at the dates indicated:

	December 31,
	2022	2021
Prepaid expenses and other current assets:
Prepaid data license and subscription costs	3,124	23,344
Prepaid consulting costs	40,000	—
Prepaid advertising and marketing costs	32,178	—
Prepaid merchant fees	26,401	26,513
Prepaid insurance costs	15,430	8,992
Prepaid software costs	10,255	73,017
Prepaid interest	—	387,724
Prepaid employee benefit costs	—	19,056
Other current assets	136,382	129,210

Total prepaid expenses and other current assets	$263,770	$667,856